Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000001642
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Retail
Trading Symbol	BPTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$261Footnote Reference**	2.24%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $109.
Footnote+	Includes interest expense of 0.94%.

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,256	$10,538	$10,180
6/30/15	$10,585	$10,418	$10,194
9/30/15	$9,467	$9,585	$9,455
12/31/15	$9,729	$9,980	$10,048
3/31/16	$9,464	$10,038	$10,145
6/30/16	$9,768	$10,195	$10,412
9/30/16	$10,125	$10,663	$10,870
12/31/16	$10,123	$10,711	$11,328
3/31/17	$11,341	$11,450	$11,978
6/30/17	$12,999	$11,933	$12,339
9/30/17	$13,174	$12,563	$12,903
12/31/17	$13,316	$13,418	$13,721
3/31/18	$13,772	$13,710	$13,633
6/30/18	$15,359	$14,143	$14,163
9/30/18	$15,676	$15,214	$15,172
12/31/18	$13,048	$12,781	$13,002
3/31/19	$15,230	$15,288	$14,828
6/30/19	$16,364	$16,114	$15,435
9/30/19	$16,083	$16,006	$15,614
12/31/19	$18,919	$17,314	$17,035
3/31/20	$14,993	$13,844	$13,475
6/30/20	$22,393	$18,033	$16,443
9/30/20	$32,930	$19,724	$17,957
12/31/20	$47,018	$23,475	$20,593
3/31/21	$46,808	$23,342	$21,900
6/30/21	$49,037	$25,927	$23,705
9/30/21	$51,711	$25,730	$23,681
12/31/21	$61,776	$26,463	$25,878
3/31/22	$58,131	$23,134	$24,512
6/30/22	$40,350	$18,259	$20,418
9/30/22	$44,353	$18,140	$19,506
12/31/22	$35,484	$19,392	$20,907
3/31/23	$43,761	$21,163	$22,408
6/30/23	$50,530	$22,483	$24,288
9/30/23	$46,875	$21,308	$23,498
12/31/23	$50,778	$24,408	$26,334
3/31/24	$46,175	$26,726	$28,973
6/30/24	$46,621	$25,867	$29,904
9/30/24	$53,085	$27,559	$31,767
12/31/24	$67,400	$29,803	$32,604

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	32.74%	28.93%	21.02%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 8,084,724,215
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 62,849,867
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077805
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Institutional
Trading Symbol	BPTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$232Footnote Reference**	1.99%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $110.
Footnote+	Includes interest expense of 0.94%.

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,026,288	$1,053,781	$1,018,004
6/30/15	$1,060,086	$1,041,757	$1,019,406
9/30/15	$948,722	$958,526	$945,507
12/31/15	$975,713	$997,999	$1,004,787
3/31/16	$949,802	$1,003,779	$1,014,517
6/30/16	$980,841	$1,019,465	$1,041,204
9/30/16	$1,017,278	$1,066,278	$1,086,993
12/31/16	$1,017,548	$1,071,138	$1,132,749
3/31/17	$1,141,166	$1,144,987	$1,197,806
6/30/17	$1,308,778	$1,193,247	$1,233,925
9/30/17	$1,327,131	$1,256,287	$1,290,332
12/31/17	$1,342,246	$1,341,793	$1,372,105
3/31/18	$1,389,210	$1,370,969	$1,363,263
6/30/18	$1,550,344	$1,414,256	$1,416,276
9/30/18	$1,583,543	$1,521,380	$1,517,171
12/31/18	$1,318,764	$1,278,050	$1,300,183
3/31/19	$1,540,358	$1,528,816	$1,482,772
6/30/19	$1,655,878	$1,611,400	$1,543,493
9/30/19	$1,628,393	$1,600,547	$1,561,436
12/31/19	$1,917,253	$1,731,370	$1,703,486
3/31/20	$1,520,375	$1,384,404	$1,347,463
6/30/20	$2,272,440	$1,803,337	$1,644,276
9/30/20	$3,343,951	$1,972,374	$1,795,673
12/31/20	$4,777,383	$2,347,504	$2,059,307
3/31/21	$4,759,296	$2,334,234	$2,190,009
6/30/21	$4,989,065	$2,592,683	$2,370,461
9/30/21	$5,264,340	$2,572,980	$2,368,050
12/31/21	$6,293,118	$2,646,299	$2,587,747
3/31/22	$5,925,828	$2,313,386	$2,451,154
6/30/22	$4,115,659	$1,825,915	$2,041,783
9/30/22	$4,527,094	$1,813,992	$1,950,626
12/31/22	$3,624,241	$1,939,183	$2,090,721
3/31/23	$4,472,660	$2,116,345	$2,240,841
6/30/23	$5,167,789	$2,248,283	$2,428,776
9/30/23	$4,797,074	$2,130,834	$2,349,748
12/31/23	$5,199,698	$2,440,788	$2,633,405
3/31/24	$4,731,378	$2,672,579	$2,897,256
6/30/24	$4,779,868	$2,586,699	$2,990,431
9/30/24	$5,446,216	$2,755,904	$3,176,709
12/31/24	$6,919,515	$2,980,278	$3,260,361

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	33.08%	29.26%	21.34%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 8,084,724,215
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 62,849,867
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000174760
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	R6
Trading Symbol	BPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$232Footnote Reference**	1.99%Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $110.
Footnote+	Includes interest expense of 0.94%.

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Fund outperformance was driven mainly by Tesla, Inc. and Space Exploration Technologies, Inc., which more than outweighed the negative impact of stock selection elsewhere in the Fund. Sector weightings overall had a positive impact on performance, particularly the Fund’s underweight in the lagging Health Care sector and overweight in the outperforming Financials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell Midcap Growth Index	Russell 3000 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,131,438	$5,268,904	$5,090,018
6/30/15	$5,300,429	$5,208,785	$5,097,029
9/30/15	$4,743,611	$4,792,631	$4,727,534
12/31/15	$4,878,564	$4,989,996	$5,023,934
3/31/16	$4,749,009	$5,018,894	$5,072,583
6/30/16	$4,904,205	$5,097,323	$5,206,021
9/30/16	$5,086,392	$5,331,388	$5,434,966
12/31/16	$5,089,091	$5,355,690	$5,663,743
3/31/17	$5,705,828	$5,724,936	$5,989,028
6/30/17	$6,543,889	$5,966,237	$6,169,627
9/30/17	$6,635,657	$6,281,436	$6,451,660
12/31/17	$6,711,231	$6,708,965	$6,860,523
3/31/18	$6,946,050	$6,854,842	$6,816,313
6/30/18	$7,751,721	$7,071,281	$7,081,381
9/30/18	$7,917,714	$7,606,900	$7,585,852
12/31/18	$6,593,821	$6,390,248	$6,500,914
3/31/19	$7,701,789	$7,644,079	$7,413,862
6/30/19	$8,280,738	$8,056,998	$7,717,466
9/30/19	$8,143,312	$8,002,733	$7,807,181
12/31/19	$9,586,260	$8,656,850	$8,517,429
3/31/20	$7,601,869	$6,922,020	$6,737,313
6/30/20	$11,362,195	$9,016,686	$8,221,379
9/30/20	$16,719,762	$9,861,872	$8,978,365
12/31/20	$23,885,566	$11,737,518	$10,296,534
3/31/21	$23,795,128	$11,671,171	$10,950,045
6/30/21	$24,943,976	$12,963,417	$11,852,306
9/30/21	$26,320,356	$12,864,902	$11,840,251
12/31/21	$31,464,320	$13,231,495	$12,938,737
3/31/22	$29,627,857	$11,566,929	$12,255,772
6/30/22	$20,578,466	$9,129,574	$10,208,916
9/30/22	$22,634,128	$9,069,958	$9,753,128
12/31/22	$18,119,816	$9,695,914	$10,453,603
3/31/23	$22,360,391	$10,581,724	$11,204,203
6/30/23	$25,836,067	$11,241,417	$12,143,878
9/30/23	$23,980,913	$10,654,170	$11,748,737
12/31/23	$25,994,052	$12,203,941	$13,167,027
3/31/24	$23,653,993	$13,362,894	$14,486,278
6/30/24	$23,894,882	$12,933,497	$14,952,155
9/30/24	$27,226,650	$13,779,520	$15,883,545
12/31/24	$34,591,658	$14,901,389	$16,301,804

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	33.08%	29.26%	21.34%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 8,084,724,215
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 62,849,867
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,084,724,215
# of Issuers	21
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$62,849,867

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	52.1%
Industrials	15.6%
Financials	15.1%
Real Estate	6.6%
Information Technology	5.2%
Health Care	2.9%
Communication Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/24)*
Tesla, Inc.	41.3%
Space Exploration Technologies Corp.	15.1%
Arch Capital Group Ltd.	6.4%
Hyatt Hotels Corporation	5.7%
CoStar Group, Inc.	5.6%
Gartner, Inc.	3.6%
The Charles Schwab Corporation	3.6%
FactSet Research Systems Inc.	3.5%
Vail Resorts, Inc.	3.0%
IDEXX Laboratories, Inc.	2.9%
Total	90.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000065146
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Retail
Trading Symbol	BFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$150	1.31%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,338	$10,744	$10,180
6/30/15	$10,654	$10,810	$10,194
9/30/15	$9,185	$9,615	$9,455
12/31/15	$9,758	$9,981	$10,048
3/31/16	$9,669	$9,716	$10,145
6/30/16	$9,796	$9,978	$10,412
9/30/16	$9,893	$10,675	$10,870
12/31/16	$9,824	$10,952	$11,328
3/31/17	$10,662	$11,637	$11,978
6/30/17	$11,729	$12,117	$12,339
9/30/17	$12,102	$12,817	$12,903
12/31/17	$12,414	$13,631	$13,721
3/31/18	$12,535	$13,955	$13,633
6/30/18	$14,117	$14,726	$14,163
9/30/18	$14,517	$15,782	$15,172
12/31/18	$12,880	$12,613	$13,002
3/31/19	$14,444	$15,008	$14,828
6/30/19	$14,583	$15,629	$15,435
9/30/19	$14,517	$15,132	$15,614
12/31/19	$16,748	$16,732	$17,035
3/31/20	$13,935	$12,847	$13,475
6/30/20	$19,595	$17,070	$16,443
9/30/20	$28,142	$18,669	$17,957
12/31/20	$37,215	$23,503	$20,593
3/31/21	$37,224	$24,087	$21,900
6/30/21	$38,108	$25,541	$23,705
9/30/21	$39,928	$24,639	$23,681
12/31/21	$44,224	$24,688	$25,878
3/31/22	$40,648	$21,651	$24,512
6/30/22	$32,532	$17,418	$20,418
9/30/22	$33,227	$17,397	$19,506
12/31/22	$31,709	$18,217	$20,907
3/31/23	$36,264	$19,409	$22,408
6/30/23	$38,924	$20,655	$24,288
9/30/23	$36,840	$19,242	$23,498
12/31/23	$40,398	$21,666	$26,334
3/31/24	$41,052	$23,509	$28,973
6/30/24	$40,941	$22,518	$29,904
9/30/24	$45,729	$24,092	$31,767
12/31/24	$52,323	$24,677	$32,604

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	29.52%	25.59%	18.00%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 2,114,729,184
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,172,318
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000077806
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Institutional
Trading Symbol	BFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,034,795	$1,074,380	$1,018,004
6/30/15	$1,067,502	$1,080,948	$1,019,406
9/30/15	$920,476	$961,533	$945,507
12/31/15	$978,778	$998,131	$1,004,787
3/31/16	$970,652	$971,591	$1,014,517
6/30/16	$983,949	$997,814	$1,041,204
9/30/16	$994,290	$1,067,508	$1,086,993
12/31/16	$988,288	$1,095,229	$1,132,749
3/31/17	$1,072,797	$1,163,689	$1,197,806
6/30/17	$1,180,781	$1,211,702	$1,233,925
9/30/17	$1,218,615	$1,281,716	$1,290,332
12/31/17	$1,251,116	$1,363,073	$1,372,105
3/31/18	$1,264,698	$1,395,495	$1,363,263
6/30/18	$1,425,282	$1,472,633	$1,416,276
9/30/18	$1,466,515	$1,578,167	$1,517,171
12/31/18	$1,302,046	$1,261,296	$1,300,183
3/31/19	$1,460,065	$1,500,776	$1,482,772
6/30/19	$1,476,190	$1,562,938	$1,543,493
9/30/19	$1,469,740	$1,513,233	$1,561,436
12/31/19	$1,696,950	$1,673,164	$1,703,486
3/31/20	$1,412,893	$1,284,675	$1,347,463
6/30/20	$1,987,574	$1,706,946	$1,644,276
9/30/20	$2,856,066	$1,866,939	$1,795,673
12/31/20	$3,779,923	$2,350,277	$2,059,307
3/31/21	$3,784,164	$2,408,742	$2,190,009
6/30/21	$3,875,778	$2,554,135	$2,370,461
9/30/21	$4,064,151	$2,463,925	$2,368,050
12/31/21	$4,504,244	$2,468,835	$2,587,747
3/31/22	$4,142,654	$2,165,065	$2,451,154
6/30/22	$3,317,836	$1,741,780	$2,041,783
9/30/22	$3,390,042	$1,739,659	$1,950,626
12/31/22	$3,236,936	$1,821,734	$2,090,721
3/31/23	$3,706,026	$1,940,944	$2,240,841
6/30/23	$3,979,661	$2,065,454	$2,428,776
9/30/23	$3,769,005	$1,924,242	$2,349,748
12/31/23	$4,136,025	$2,166,591	$2,633,405
3/31/24	$4,205,519	$2,350,928	$2,897,256
6/30/24	$4,196,833	$2,251,833	$2,990,431
9/30/24	$4,690,897	$2,409,208	$3,176,709
12/31/24	$5,370,643	$2,467,720	$3,260,361

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	29.85%	25.91%	18.30%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 2,114,729,184
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,172,318
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000174761
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	R6
Trading Symbol	BFGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Stock selection drove most of the Fund’s outperformance, led by investments in Industrials, Consumer Discretionary, and Communication Services. Sector weightings positively impacted returns as well, but to a much lesser degree. The Fund’s underexposure to the lagging Health Care sector added the most value from a sector weight perspective.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	Russell 2500 Growth Index	Russell 3000 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,173,974	$5,371,900	$5,090,018
6/30/15	$5,337,509	$5,404,739	$5,097,029
9/30/15	$4,602,382	$4,807,663	$4,727,534
12/31/15	$4,893,889	$4,990,655	$5,023,934
3/31/16	$4,853,260	$4,857,952	$5,072,583
6/30/16	$4,919,743	$4,989,072	$5,206,021
9/30/16	$4,971,452	$5,337,542	$5,434,966
12/31/16	$4,941,222	$5,476,143	$5,663,743
3/31/17	$5,363,749	$5,818,443	$5,989,028
6/30/17	$5,903,645	$6,058,509	$6,169,627
9/30/17	$6,096,715	$6,408,580	$6,451,660
12/31/17	$6,259,217	$6,815,363	$6,860,523
3/31/18	$6,327,121	$6,977,476	$6,816,313
6/30/18	$7,126,000	$7,363,163	$7,081,381
9/30/18	$7,336,148	$7,890,835	$7,585,852
12/31/18	$6,513,854	$6,306,482	$6,500,914
3/31/19	$7,303,901	$7,503,881	$7,413,862
6/30/19	$7,380,487	$7,814,690	$7,717,466
9/30/19	$7,352,271	$7,566,166	$7,807,181
12/31/19	$8,488,246	$8,365,819	$8,517,429
3/31/20	$7,068,066	$6,423,376	$6,737,313
6/30/20	$9,941,263	$8,534,728	$8,221,379
9/30/20	$14,287,512	$9,334,694	$8,978,365
12/31/20	$18,910,536	$11,751,386	$10,296,534
3/31/21	$18,927,500	$12,043,710	$10,950,045
6/30/21	$19,389,767	$12,770,675	$11,852,306
9/30/21	$20,331,669	$12,319,625	$11,840,251
12/31/21	$22,531,911	$12,344,176	$12,938,737
3/31/22	$20,724,278	$10,825,326	$12,255,772
6/30/22	$16,596,033	$8,708,899	$10,208,916
9/30/22	$16,962,437	$8,698,293	$9,753,128
12/31/22	$16,197,092	$9,108,667	$10,453,603
3/31/23	$18,541,980	$9,704,718	$11,204,203
6/30/23	$19,909,830	$10,327,272	$12,143,878
9/30/23	$18,856,802	$9,621,212	$11,748,737
12/31/23	$20,691,460	$10,832,955	$13,167,027
3/31/24	$21,038,850	$11,754,641	$14,486,278
6/30/24	$21,000,854	$11,259,164	$14,952,155
9/30/24	$23,470,585	$12,046,041	$15,883,545
12/31/24	$26,868,501	$12,338,599	$16,301,804

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	29.85%	25.92%	18.31%
Russell 2500 Growth Index	13.90%	8.08%	9.45%
Russell 3000 Index	23.81%	13.86%	12.55%

AssetsNet	$ 2,114,729,184
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 15,172,318
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,114,729,184
# of Issuers	30
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$15,172,318

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	39.6%
Financials	15.6%
Industrials	13.5%
Information Technology	10.9%
Communication Services	7.8%
Real Estate	5.2%
Health Care	5.1%
Cash and Cash Equivalents	2.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Tesla, Inc.	11.7%
Space Exploration Technologies Corp.	11.4%
Spotify Technology S.A.	5.5%
Vail Resorts, Inc.	4.6%
Interactive Brokers Group, Inc.	4.5%
Guidewire Software, Inc.	4.2%
Hyatt Hotels Corporation	4.1%
On Holding AG	4.0%
Arch Capital Group Ltd.	3.9%
CoStar Group, Inc.	3.5%
Total	57.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000073358
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Retail
Trading Symbol	BIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,284	$10,349	$10,475
6/30/15	$10,753	$10,404	$10,598
9/30/15	$9,679	$9,137	$9,476
12/31/15	$10,123	$9,434	$9,974
3/31/16	$9,961	$9,398	$9,941
6/30/16	$10,146	$9,338	$9,972
9/30/16	$10,920	$9,983	$10,590
12/31/16	$10,239	$9,858	$9,979
3/31/17	$11,280	$10,633	$10,888
6/30/17	$12,050	$11,248	$11,703
9/30/17	$13,070	$11,941	$12,454
12/31/17	$14,021	$12,538	$13,197
3/31/18	$14,297	$12,390	$13,115
6/30/18	$13,974	$12,066	$12,924
9/30/18	$13,616	$12,151	$12,855
12/31/18	$11,512	$10,758	$11,223
3/31/19	$13,433	$11,868	$12,594
6/30/19	$13,778	$12,222	$13,099
9/30/19	$13,631	$12,002	$12,980
12/31/19	$14,857	$13,073	$14,251
3/31/20	$11,661	$10,020	$11,504
6/30/20	$14,954	$11,635	$13,815
9/30/20	$16,365	$12,362	$15,271
12/31/20	$19,392	$14,465	$17,442
3/31/21	$19,834	$14,971	$17,509
6/30/21	$21,508	$15,791	$18,668
9/30/21	$21,278	$15,319	$18,097
12/31/21	$21,260	$15,597	$18,483
3/31/22	$18,137	$14,748	$16,502
6/30/22	$15,187	$12,724	$13,811
9/30/22	$13,430	$11,464	$12,544
12/31/22	$15,419	$13,101	$14,142
3/31/23	$15,983	$14,001	$15,298
6/30/23	$16,527	$14,342	$15,593
9/30/23	$15,368	$13,801	$14,530
12/31/23	$16,549	$15,147	$16,127
3/31/24	$16,764	$15,857	$16,990
6/30/24	$16,959	$16,009	$17,111
9/30/24	$18,319	$17,300	$18,331
12/31/24	$17,230	$15,985	$16,903

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	4.11%	3.01%	5.59%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

AssetsNet	$ 321,242,037
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,910,716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077807
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Institutional
Trading Symbol	BINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,028,745	$1,034,899	$1,047,534
6/30/15	$1,076,838	$1,040,349	$1,059,802
9/30/15	$969,593	$913,734	$947,566
12/31/15	$1,014,789	$943,379	$997,356
3/31/16	$999,151	$939,829	$994,136
6/30/16	$1,018,699	$933,775	$997,236
9/30/16	$1,096,888	$998,311	$1,059,017
12/31/16	$1,028,538	$985,785	$997,919
3/31/17	$1,134,491	$1,063,271	$1,088,828
6/30/17	$1,212,829	$1,124,757	$1,170,249
9/30/17	$1,316,051	$1,194,078	$1,245,389
12/31/17	$1,412,509	$1,253,836	$1,319,708
3/31/18	$1,441,121	$1,239,011	$1,311,455
6/30/18	$1,410,173	$1,206,613	$1,292,347
9/30/18	$1,374,536	$1,215,123	$1,285,534
12/31/18	$1,162,764	$1,075,818	$1,122,312
3/31/19	$1,357,463	$1,186,775	$1,259,369
6/30/19	$1,393,629	$1,222,161	$1,309,932
9/30/19	$1,379,293	$1,200,190	$1,297,966
12/31/19	$1,504,483	$1,307,279	$1,425,067
3/31/20	$1,180,971	$1,001,963	$1,150,408
6/30/20	$1,515,972	$1,163,473	$1,381,525
9/30/20	$1,660,255	$1,236,216	$1,527,097
12/31/20	$1,968,389	$1,446,530	$1,744,217
3/31/21	$2,014,404	$1,497,064	$1,750,899
6/30/21	$2,185,753	$1,579,048	$1,866,836
9/30/21	$2,163,308	$1,531,866	$1,809,689
12/31/21	$2,162,948	$1,559,707	$1,848,284
3/31/22	$1,846,295	$1,474,843	$1,650,171
6/30/22	$1,547,517	$1,272,392	$1,381,141
9/30/22	$1,369,399	$1,146,353	$1,254,445
12/31/22	$1,572,705	$1,310,105	$1,414,155
3/31/23	$1,631,625	$1,400,057	$1,529,816
6/30/23	$1,687,954	$1,434,179	$1,559,343
9/30/23	$1,570,115	$1,380,069	$1,452,989
12/31/23	$1,692,265	$1,514,690	$1,612,731
3/31/24	$1,715,063	$1,585,676	$1,699,032
6/30/24	$1,736,558	$1,600,882	$1,711,115
9/30/24	$1,876,682	$1,729,960	$1,833,144
12/31/24	$1,765,904	$1,598,514	$1,690,315

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	4.35%	3.26%	5.85%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

AssetsNet	$ 321,242,037
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,910,716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174762
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	R6
Trading Symbol	BIGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International equities underperformed their U.S. peers in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured international markets as the dollar rallied in anticipation of dollar-positive policies under Trump. Sector exposures, led by an underweight in the outperforming Financials sector, accounted for all the Fund’s underperformance, outweighing the impact of positive stock selection. From a country perspective, investments in India and Korea added the most value, while U.K. investments detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,143,726	$5,174,493	$5,237,668
6/30/15	$5,384,190	$5,201,743	$5,299,009
9/30/15	$4,847,967	$4,568,669	$4,737,830
12/31/15	$5,073,946	$4,716,893	$4,986,780
3/31/16	$4,995,756	$4,699,144	$4,970,677
6/30/16	$5,093,493	$4,668,876	$4,986,182
9/30/16	$5,484,441	$4,991,556	$5,295,084
12/31/16	$5,142,690	$4,928,923	$4,989,597
3/31/17	$5,672,457	$5,316,357	$5,444,140
6/30/17	$6,064,147	$5,623,783	$5,851,243
9/30/17	$6,580,256	$5,970,388	$6,226,945
12/31/17	$7,062,544	$6,269,180	$6,598,539
3/31/18	$7,205,605	$6,195,054	$6,557,273
6/30/18	$7,050,866	$6,033,066	$6,461,734
9/30/18	$6,872,670	$6,075,616	$6,427,670
12/31/18	$5,813,811	$5,379,090	$5,611,559
3/31/19	$6,787,300	$5,933,875	$6,296,844
6/30/19	$6,968,134	$6,110,807	$6,549,660
9/30/19	$6,896,451	$6,000,952	$6,489,829
12/31/19	$7,522,401	$6,536,396	$7,125,336
3/31/20	$5,907,866	$5,009,817	$5,752,039
6/30/20	$7,579,846	$5,817,367	$6,907,626
9/30/20	$8,295,211	$6,181,080	$7,635,484
12/31/20	$9,835,875	$7,232,651	$8,721,086
3/31/21	$10,065,954	$7,485,321	$8,754,493
6/30/21	$10,922,695	$7,895,242	$9,334,181
9/30/21	$10,810,468	$7,659,328	$9,048,443
12/31/21	$10,808,675	$7,798,537	$9,241,422
3/31/22	$9,228,552	$7,374,217	$8,250,855
6/30/22	$7,734,619	$6,361,960	$6,905,703
9/30/22	$6,844,005	$5,731,764	$6,272,223
12/31/22	$7,860,570	$6,550,525	$7,070,777
3/31/23	$8,151,942	$7,000,284	$7,649,078
6/30/23	$8,436,839	$7,170,897	$7,796,714
9/30/23	$7,847,620	$6,900,345	$7,264,947
12/31/23	$8,458,392	$7,573,451	$8,063,653
3/31/24	$8,572,386	$7,928,380	$8,495,160
6/30/24	$8,676,610	$8,004,412	$8,555,576
9/30/24	$9,377,256	$8,649,799	$9,165,722
12/31/24	$8,826,633	$7,992,569	$8,451,574

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	4.35%	3.25%	5.85%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA IMI Growth Index	4.81%	3.47%	5.39%

AssetsNet	$ 321,242,037
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,910,716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,242,037
# of Issuers	90
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,910,716

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	17.5%
Information Technology	17.0%
Consumer Discretionary	12.7%
Financials	12.0%
Health Care	11.3%
Materials	9.8%
Consumer Staples	6.9%
Communication Services	5.5%
Energy	3.3%
Real Estate	0.4%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	3.6%
argenx SE	3.2%
Linde plc	2.9%
eDreams ODIGEO SA	2.9%
Constellation Software Inc.	2.7%
Arch Capital Group Ltd.	2.4%
InPost S.A.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	2.3%
Trent Limited	2.0%
Wix.com Ltd.	2.0%
Total	26.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082256
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Retail
Trading Symbol	BREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$10,000	$10,000	$10,000	$10,000
3/31/15	$10,451	$10,512	$10,449	$10,095
6/30/15	$10,062	$9,917	$9,331	$10,123
9/30/15	$9,059	$9,633	$9,495	$9,471
12/31/15	$9,535	$10,227	$10,128	$10,138
3/31/16	$9,098	$10,651	$10,723	$10,275
6/30/16	$9,145	$11,038	$11,421	$10,527
9/30/16	$9,342	$11,049	$11,219	$10,933
12/31/16	$9,344	$11,070	$10,851	$11,351
3/31/17	$10,058	$11,704	$10,925	$12,040
6/30/17	$10,804	$12,076	$11,072	$12,411
9/30/17	$11,171	$12,345	$11,142	$12,967
12/31/17	$12,244	$13,067	$11,257	$13,829
3/31/18	$11,577	$12,377	$10,313	$13,724
6/30/18	$11,710	$12,974	$11,318	$14,195
9/30/18	$11,377	$13,222	$11,406	$15,290
12/31/18	$9,523	$11,666	$10,601	$13,223
3/31/19	$11,334	$13,506	$12,289	$15,027
6/30/19	$11,806	$13,989	$12,411	$15,674
9/30/19	$12,372	$14,761	$13,327	$15,940
12/31/19	$13,723	$15,191	$13,181	$17,386
3/31/20	$10,987	$10,817	$9,591	$13,979
6/30/20	$14,263	$13,171	$10,683	$16,850
9/30/20	$16,917	$14,345	$10,826	$18,355
12/31/20	$19,741	$15,830	$12,034	$20,585
3/31/21	$21,917	$17,761	$13,056	$21,856
6/30/21	$22,920	$19,002	$14,590	$23,724
9/30/21	$22,525	$19,022	$14,699	$23,863
12/31/21	$24,485	$21,616	$17,053	$26,494
3/31/22	$21,845	$19,231	$16,324	$25,276
6/30/22	$17,324	$15,939	$13,522	$21,206
9/30/22	$16,476	$15,144	$12,132	$20,171
12/31/22	$17,479	$16,463	$12,727	$21,696
3/31/23	$18,703	$17,242	$13,031	$23,322
6/30/23	$20,071	$18,456	$13,335	$25,361
9/30/23	$18,421	$17,334	$12,359	$24,531
12/31/23	$21,797	$20,264	$14,288	$27,399
3/31/24	$23,592	$21,598	$14,199	$30,291
6/30/24	$21,408	$20,727	$14,168	$31,589
9/30/24	$25,224	$23,962	$16,406	$33,448
12/31/24	$24,453	$22,838	$15,357	$34,254

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	12.19%	12.25%	9.35%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,155,716,433
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 19,154,395
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000082257
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Institutional
Trading Symbol	BREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,045,524	$1,051,243	$1,044,849	$1,009,506
6/30/15	$1,007,269	$991,743	$933,115	$1,012,313
9/30/15	$907,451	$963,327	$949,487	$947,136
12/31/15	$955,787	$1,022,728	$1,012,843	$1,013,838
3/31/16	$912,501	$1,065,091	$1,072,309	$1,027,503
6/30/16	$917,961	$1,103,769	$1,142,086	$1,052,731
9/30/16	$938,239	$1,104,850	$1,121,938	$1,093,282
12/31/16	$939,052	$1,107,035	$1,085,112	$1,135,092
3/31/17	$1,011,649	$1,170,376	$1,092,536	$1,203,948
6/30/17	$1,086,993	$1,207,584	$1,107,226	$1,241,129
9/30/17	$1,125,057	$1,234,496	$1,114,182	$1,296,736
12/31/17	$1,234,077	$1,306,729	$1,125,731	$1,382,900
3/31/18	$1,167,459	$1,237,740	$1,031,325	$1,372,403
6/30/18	$1,181,441	$1,297,374	$1,131,783	$1,419,529
9/30/18	$1,148,856	$1,322,155	$1,140,595	$1,528,986
12/31/18	$962,116	$1,166,580	$1,060,134	$1,322,271
3/31/19	$1,145,876	$1,350,637	$1,228,936	$1,502,733
6/30/19	$1,194,210	$1,398,868	$1,241,130	$1,567,408
9/30/19	$1,252,345	$1,476,045	$1,332,700	$1,594,027
12/31/19	$1,389,721	$1,519,056	$1,318,081	$1,738,605
3/31/20	$1,113,652	$1,081,707	$959,080	$1,397,874
6/30/20	$1,447,019	$1,317,089	$1,068,305	$1,685,043
9/30/20	$1,716,887	$1,434,495	$1,082,613	$1,835,507
12/31/20	$2,005,090	$1,583,003	$1,203,394	$2,058,488
3/31/21	$2,227,197	$1,776,075	$1,305,634	$2,185,599
6/30/21	$2,330,736	$1,900,194	$1,458,979	$2,372,442
9/30/21	$2,292,011	$1,902,165	$1,469,890	$2,386,251
12/31/21	$2,493,477	$2,161,582	$1,705,340	$2,649,385
3/31/22	$2,225,199	$1,923,079	$1,632,349	$2,527,553
6/30/22	$1,766,414	$1,593,927	$1,352,189	$2,120,588
9/30/22	$1,680,584	$1,514,355	$1,213,245	$2,017,049
12/31/22	$1,784,308	$1,646,266	$1,272,693	$2,169,559
3/31/23	$1,910,384	$1,724,146	$1,303,106	$2,332,212
6/30/23	$2,051,986	$1,845,563	$1,333,534	$2,536,097
9/30/23	$1,884,001	$1,733,369	$1,235,934	$2,453,080
12/31/23	$2,231,094	$2,026,350	$1,428,796	$2,739,884
3/31/24	$2,415,823	$2,159,789	$1,419,920	$3,029,104
6/30/24	$2,193,649	$2,072,735	$1,416,844	$3,158,865
9/30/24	$2,586,111	$2,396,214	$1,640,591	$3,344,814
12/31/24	$2,509,135	$2,283,796	$1,535,761	$3,425,395

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	12.46%	12.54%	9.64%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,155,716,433
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 19,154,395
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000165214
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	R6
Trading Symbol	BREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. Fund performance was more or less in line with its benchmark, with the negative impact of category weightings just slightly overshadowing the positive impact of favorable stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/31/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,227,620	$5,256,216	$5,224,247	$5,047,528
6/30/15	$5,036,343	$4,958,715	$4,665,574	$5,061,565
9/30/15	$4,537,254	$4,816,634	$4,747,436	$4,735,678
12/31/15	$4,778,933	$5,113,638	$5,064,213	$5,069,192
3/31/16	$4,562,507	$5,325,452	$5,361,547	$5,137,516
6/30/16	$4,589,804	$5,518,843	$5,710,430	$5,263,655
9/30/16	$4,693,143	$5,524,250	$5,609,690	$5,466,409
12/31/16	$4,695,735	$5,535,176	$5,425,560	$5,675,458
3/31/17	$5,058,757	$5,851,881	$5,462,681	$6,019,740
6/30/17	$5,435,514	$6,037,922	$5,536,130	$6,205,643
9/30/17	$5,625,855	$6,172,479	$5,570,909	$6,483,682
12/31/17	$6,171,012	$6,533,646	$5,628,653	$6,914,502
3/31/18	$5,837,888	$6,188,698	$5,156,625	$6,862,014
6/30/18	$5,909,859	$6,486,870	$5,658,913	$7,097,646
9/30/18	$5,745,271	$6,610,775	$5,702,975	$7,644,929
12/31/18	$4,811,413	$5,832,898	$5,300,672	$6,611,353
3/31/19	$5,730,370	$6,753,187	$6,144,681	$7,513,663
6/30/19	$5,972,081	$6,994,341	$6,205,651	$7,837,040
9/30/19	$6,263,242	$7,380,226	$6,663,500	$7,970,136
12/31/19	$6,952,896	$7,595,280	$6,590,404	$8,693,027
3/31/20	$5,569,611	$5,408,536	$4,795,401	$6,989,368
6/30/20	$7,236,847	$6,585,444	$5,341,523	$8,425,213
9/30/20	$8,586,736	$7,172,476	$5,413,065	$9,177,537
12/31/20	$10,028,133	$7,915,015	$6,016,968	$10,292,438
3/31/21	$11,138,967	$8,880,375	$6,528,172	$10,927,993
6/30/21	$11,656,799	$9,500,971	$7,294,896	$11,862,209
9/30/21	$11,463,126	$9,510,823	$7,349,449	$11,931,253
12/31/21	$12,470,892	$10,807,911	$8,526,699	$13,246,925
3/31/22	$11,129,126	$9,615,393	$8,161,744	$12,637,764
6/30/22	$8,834,554	$7,969,636	$6,760,945	$10,602,942
9/30/22	$8,405,286	$7,571,775	$6,066,222	$10,085,243
12/31/22	$8,924,052	$8,231,328	$6,363,464	$10,847,792
3/31/23	$9,554,606	$8,620,728	$6,515,528	$11,661,062
6/30/23	$10,262,815	$9,227,814	$6,667,670	$12,680,486
9/30/23	$9,422,818	$8,666,842	$6,179,668	$12,265,402
12/31/23	$11,158,599	$10,131,749	$7,143,978	$13,699,420
3/31/24	$12,082,500	$10,798,946	$7,099,601	$15,145,520
6/30/24	$10,971,322	$10,363,674	$7,084,222	$15,794,323
9/30/24	$12,934,183	$11,981,069	$8,202,955	$16,724,067
12/31/24	$12,549,039	$11,418,978	$7,678,807	$17,126,976

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	12.46%	12.54%	9.64%
MSCI USA IMI Extended Real Estate Index	12.70%	8.50%	8.61%
MSCI US REIT Index	7.49%	3.10%	4.38%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,155,716,433
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 19,154,395
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,155,716,433
# of Issuers	32
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$19,154,395

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	43.1%
Consumer Discretionary	23.6%
Financials	12.8%
Information Technology	4.9%
Materials	4.3%
Industrials	4.0%
Cash and Cash Equivalents	7.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	8.7%
Blackstone Inc.	5.0%
CBRE Group, Inc.	4.9%
GDS Holdings Limited	4.9%
Brookfield Corporation	4.9%
Jones Lang LaSalle Incorporated	4.9%
Welltower Inc.	4.4%
Digital Realty Trust, Inc.	4.2%
Vornado Realty Trust	3.9%
Expedia Group, Inc.	3.7%
Total	49.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000095861
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Retail
Trading Symbol	BEXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$9,958	$10,224	$10,410
6/30/15	$10,034	$10,295	$10,447
9/30/15	$8,598	$8,453	$8,706
12/31/15	$8,884	$8,508	$8,949
3/31/16	$8,952	$8,994	$9,214
6/30/16	$9,372	$9,054	$9,345
9/30/16	$10,053	$9,871	$10,219
12/31/16	$9,218	$9,460	$9,471
3/31/17	$10,413	$10,543	$10,660
6/30/17	$11,078	$11,204	$11,571
9/30/17	$12,193	$12,088	$12,669
12/31/17	$12,936	$12,987	$13,704
3/31/18	$13,037	$13,171	$13,869
6/30/18	$11,805	$12,123	$12,874
9/30/18	$11,214	$11,990	$12,183
12/31/18	$10,520	$11,094	$11,178
3/31/19	$11,762	$12,195	$12,463
6/30/19	$11,796	$12,269	$12,473
9/30/19	$11,392	$11,748	$12,199
12/31/19	$12,464	$13,139	$13,816
3/31/20	$9,340	$10,038	$11,005
6/30/20	$11,821	$11,853	$13,510
9/30/20	$13,345	$12,986	$15,416
12/31/20	$16,063	$15,544	$18,064
3/31/21	$16,029	$15,899	$18,298
6/30/21	$16,800	$16,702	$19,245
9/30/21	$15,708	$15,350	$17,327
12/31/21	$15,058	$15,149	$17,071
3/31/22	$12,926	$14,092	$15,388
6/30/22	$11,584	$12,479	$13,413
9/30/22	$10,268	$11,035	$11,891
12/31/22	$11,145	$12,105	$12,994
3/31/23	$11,429	$12,584	$13,548
6/30/23	$11,859	$12,697	$13,579
9/30/23	$11,266	$12,326	$13,038
12/31/23	$12,032	$13,295	$14,045
3/31/24	$12,317	$13,610	$14,463
6/30/24	$12,826	$14,290	$15,186
9/30/24	$13,981	$15,537	$16,499
12/31/24	$12,950	$14,293	$15,371

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	7.63%	0.77%	2.62%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

AssetsNet	$ 3,617,920,874
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 40,370,637
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095862
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Institutional
Trading Symbol	BEXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$996,650	$1,022,394	$1,040,954
6/30/15	$1,004,188	$1,029,489	$1,044,711
9/30/15	$860,972	$845,250	$870,566
12/31/15	$890,347	$850,823	$894,852
3/31/16	$897,913	$899,435	$921,397
6/30/16	$940,791	$905,386	$934,464
9/30/16	$1,009,732	$987,111	$1,021,917
12/31/16	$926,639	$946,003	$947,069
3/31/17	$1,047,321	$1,054,273	$1,065,991
6/30/17	$1,114,836	$1,120,372	$1,157,083
9/30/17	$1,227,480	$1,208,811	$1,266,907
12/31/17	$1,303,108	$1,298,702	$1,370,428
3/31/18	$1,314,130	$1,317,103	$1,386,911
6/30/18	$1,191,195	$1,212,263	$1,287,374
9/30/18	$1,131,847	$1,198,997	$1,218,258
12/31/18	$1,062,225	$1,109,375	$1,117,763
3/31/19	$1,189,146	$1,219,509	$1,246,328
6/30/19	$1,192,554	$1,226,904	$1,247,259
9/30/19	$1,152,714	$1,174,820	$1,219,901
12/31/19	$1,262,589	$1,313,892	$1,381,576
3/31/20	$946,728	$1,003,827	$1,100,507
6/30/20	$1,199,246	$1,185,334	$1,351,011
9/30/20	$1,354,180	$1,298,632	$1,541,582
12/31/20	$1,631,522	$1,554,414	$1,806,370
3/31/21	$1,628,954	$1,589,942	$1,829,822
6/30/21	$1,707,705	$1,670,191	$1,924,484
9/30/21	$1,597,282	$1,535,037	$1,732,708
12/31/21	$1,532,460	$1,514,904	$1,707,057
3/31/22	$1,316,277	$1,409,240	$1,538,809
6/30/22	$1,180,291	$1,247,885	$1,341,305
9/30/22	$1,046,919	$1,103,474	$1,189,086
12/31/22	$1,136,705	$1,210,539	$1,299,414
3/31/23	$1,167,215	$1,258,427	$1,354,836
6/30/23	$1,211,672	$1,269,715	$1,357,944
9/30/23	$1,152,396	$1,232,573	$1,303,803
12/31/23	$1,230,902	$1,329,512	$1,404,479
3/31/24	$1,261,630	$1,361,000	$1,446,277
6/30/24	$1,314,308	$1,429,038	$1,518,574
9/30/24	$1,433,453	$1,553,685	$1,649,920
12/31/24	$1,328,143	$1,429,280	$1,537,055

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	7.90%	1.02%	2.88%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

AssetsNet	$ 3,617,920,874
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 40,370,637
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165215
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	R6
Trading Symbol	BEXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets (EM) equities lagged their U.S. counterparts in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. The Republican sweep of the November U.S. elections also pressured EM markets as the dollar rallied in anticipation of dollar-positive policies under Trump. The Fund’s slight outperformance was due entirely to stock selection, with Industrials holdings adding the most and Financials investments detracting the most. The negative impact of sector weightings somewhat offset by positive stock selection. From a country perspective, Korea and India holdings added the most value, while holdings in China detracted the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$4,983,250	$5,111,971	$5,204,770
6/30/15	$5,020,938	$5,147,445	$5,223,556
9/30/15	$4,304,858	$4,226,248	$4,352,832
12/31/15	$4,451,733	$4,254,113	$4,474,260
3/31/16	$4,493,770	$4,497,176	$4,606,986
6/30/16	$4,708,160	$4,526,927	$4,672,320
9/30/16	$5,048,660	$4,935,554	$5,109,583
12/31/16	$4,637,524	$4,730,014	$4,735,343
3/31/17	$5,236,730	$5,271,364	$5,329,957
6/30/17	$5,574,312	$5,601,858	$5,785,413
9/30/17	$6,141,766	$6,044,053	$6,334,537
12/31/17	$6,519,889	$6,493,511	$6,852,141
3/31/18	$6,574,998	$6,585,515	$6,934,557
6/30/18	$5,960,314	$6,061,314	$6,436,872
9/30/18	$5,663,570	$5,994,984	$6,091,287
12/31/18	$5,315,410	$5,546,873	$5,588,814
3/31/19	$5,945,763	$6,097,543	$6,231,642
6/30/19	$5,967,059	$6,134,518	$6,236,293
9/30/19	$5,767,860	$5,874,099	$6,099,505
12/31/19	$6,312,957	$6,569,457	$6,907,879
3/31/20	$4,737,928	$5,019,136	$5,502,537
6/30/20	$5,996,239	$5,926,670	$6,755,056
9/30/20	$6,775,194	$6,493,158	$7,707,909
12/31/20	$8,161,904	$7,772,071	$9,031,852
3/31/21	$8,149,064	$7,949,712	$9,149,112
6/30/21	$8,542,822	$8,350,956	$9,622,421
9/30/21	$7,990,705	$7,675,186	$8,663,541
12/31/21	$7,666,469	$7,574,519	$8,535,286
3/31/22	$6,585,580	$7,046,202	$7,694,044
6/30/22	$5,905,666	$6,239,426	$6,706,525
9/30/22	$5,238,827	$5,517,372	$5,945,432
12/31/22	$5,687,745	$6,052,695	$6,497,068
3/31/23	$5,840,289	$6,292,133	$6,774,181
6/30/23	$6,062,569	$6,348,576	$6,789,720
9/30/23	$5,761,838	$6,162,864	$6,519,013
12/31/23	$6,158,351	$6,647,562	$7,022,396
3/31/24	$6,307,592	$6,804,997	$7,231,384
6/30/24	$6,570,957	$7,145,188	$7,592,871
9/30/24	$7,171,018	$7,768,424	$8,249,599
12/31/24	$6,644,407	$7,146,402	$7,685,273

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	7.89%	1.03%	2.88%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI Emerging Markets IMI Growth Index	9.44%	2.16%	4.39%

AssetsNet	$ 3,617,920,874
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 40,370,637
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,617,920,874
# of Issuers	95
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$40,370,637

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.5%
Consumer Discretionary	19.7%
Industrials	19.2%
Financials	13.7%
Communication Services	10.5%
Consumer Staples	4.7%
Materials	4.1%
Health Care	2.7%
Energy	1.3%
Real Estate	1.3%
Utilities	1.2%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Taiwan Semiconductor Manufacturing Company Limited	10.5%
Tencent Holdings Limited	4.8%
HD Korea Shipbuilding & Offshore Engineering Co.,Ltd.	3.0%
Swiggy Limited	2.6%
Alibaba Group Holding Limited	2.5%
Bharti Airtel Limited	2.5%
Trent Limited	2.3%
Full Truck Alliance Co. Ltd.	2.2%
InPost S.A.	2.1%
Contemporary Amperex Technology Co., Limited	2.1%
Total	34.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112440
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Retail
Trading Symbol	BGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$10,000	$10,000	$10,000
3/31/15	$10,254	$10,231	$10,436
6/30/15	$10,577	$10,266	$10,483
9/30/15	$8,641	$9,296	$9,583
12/31/15	$9,828	$9,764	$10,155
3/31/16	$9,341	$9,787	$10,124
6/30/16	$9,433	$9,884	$10,199
9/30/16	$10,471	$10,408	$10,738
12/31/16	$9,715	$10,531	$10,487
3/31/17	$11,369	$11,259	$11,439
6/30/17	$12,266	$11,740	$12,094
9/30/17	$13,234	$12,349	$12,790
12/31/17	$14,534	$13,056	$13,633
3/31/18	$15,523	$12,931	$13,725
6/30/18	$16,385	$13,000	$14,036
9/30/18	$16,321	$13,556	$14,675
12/31/18	$13,969	$11,827	$12,525
3/31/19	$17,614	$13,267	$14,338
6/30/19	$18,809	$13,746	$15,041
9/30/19	$18,067	$13,743	$15,081
12/31/19	$20,264	$14,973	$16,623
3/31/20	$18,710	$11,774	$14,011
6/30/20	$27,372	$14,036	$17,534
9/30/20	$30,940	$15,178	$19,638
12/31/20	$36,275	$17,406	$22,208
3/31/21	$35,589	$18,202	$22,271
6/30/21	$39,800	$19,548	$24,494
9/30/21	$37,829	$19,342	$24,316
12/31/21	$36,515	$20,633	$26,006
3/31/22	$28,185	$19,527	$23,478
6/30/22	$19,056	$16,469	$18,746
9/30/22	$19,373	$15,346	$17,635
12/31/22	$17,639	$16,844	$18,566
3/31/23	$19,287	$18,075	$21,125
6/30/23	$20,511	$19,191	$23,068
9/30/23	$19,258	$18,538	$21,939
12/31/23	$22,094	$20,584	$24,734
3/31/24	$22,871	$22,271	$27,084
6/30/24	$23,627	$22,910	$28,765
9/30/24	$24,915	$24,425	$29,935
12/31/24	$27,858	$24,183	$30,726

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	26.09%	6.57%	10.79%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 589,488,998
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,802,097
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112441
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Institutional
Trading Symbol	BGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
3/31/15	$1,025,210	$1,023,066	$1,043,566
6/30/15	$1,058,824	$1,026,626	$1,048,313
9/30/15	$865,314	$929,611	$958,298
12/31/15	$984,910	$976,361	$1,015,498
3/31/16	$936,368	$978,686	$1,012,431
6/30/16	$946,217	$988,364	$1,019,945
9/30/16	$1,051,040	$1,040,765	$1,073,841
12/31/16	$975,764	$1,053,145	$1,048,686
3/31/17	$1,141,792	$1,125,898	$1,143,944
6/30/17	$1,231,841	$1,174,010	$1,209,349
9/30/17	$1,330,332	$1,234,848	$1,279,016
12/31/17	$1,461,888	$1,305,605	$1,363,302
3/31/18	$1,562,489	$1,293,051	$1,372,467
6/30/18	$1,649,724	$1,299,951	$1,403,548
9/30/18	$1,644,799	$1,355,548	$1,467,542
12/31/18	$1,408,421	$1,182,674	$1,252,455
3/31/19	$1,777,059	$1,326,684	$1,433,789
6/30/19	$1,898,766	$1,374,602	$1,504,052
9/30/19	$1,824,897	$1,374,246	$1,508,079
12/31/19	$2,048,613	$1,497,255	$1,662,300
3/31/20	$1,892,434	$1,177,364	$1,401,080
6/30/20	$2,770,411	$1,403,640	$1,753,378
9/30/20	$3,133,420	$1,517,760	$1,963,747
12/31/20	$3,676,528	$1,740,632	$2,220,797
3/31/21	$3,608,991	$1,820,203	$2,227,076
6/30/21	$4,038,834	$1,954,779	$2,449,363
9/30/21	$3,840,445	$1,934,167	$2,431,611
12/31/21	$3,709,593	$2,063,299	$2,600,606
3/31/22	$2,864,681	$1,952,690	$2,347,813
6/30/22	$1,938,162	$1,646,889	$1,874,622
9/30/22	$1,971,909	$1,534,576	$1,763,466
12/31/22	$1,796,422	$1,684,395	$1,856,618
3/31/23	$1,965,463	$1,807,454	$2,112,504
6/30/23	$2,091,528	$1,919,105	$2,306,769
9/30/23	$1,964,747	$1,853,806	$2,193,855
12/31/23	$2,255,555	$2,058,362	$2,473,376
3/31/24	$2,336,494	$2,227,073	$2,708,441
6/30/24	$2,415,285	$2,290,973	$2,876,462
9/30/24	$2,549,228	$2,442,495	$2,993,522
12/31/24	$2,851,497	$2,418,342	$3,072,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	26.42%	6.84%	11.05%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 589,488,998
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,802,097
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174764
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	R6
Trading Symbol	BGLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S.-based Magnificent Seven dominated global performance in 2024, driven by continued investor enthusiasm for AI-related opportunities. Elsewhere, returns were much more subdued, especially outside the U.S. Fund outperformance was driven by a combination of sector weightings, in particular its sizable overweight in the top-performing Information Technology sector, and stock selection, led by its investment in Space Exploration Technologies Corp. From a country perspective, U.S.-based investments contributed the most, overshadowing the negative impact of the Fund’s under allocation to this country. The U.K. detracted the most, due a steep decline in the Fund’s sole U.K. holding, Endava Plc.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.
Line Graph [Table Text Block]
	R6	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/14	$5,000,000	$5,000,000	$5,000,000
3/31/15	$5,126,050	$5,115,328	$5,217,831
6/30/15	$5,294,118	$5,133,131	$5,241,564
9/30/15	$4,326,568	$4,648,053	$4,791,492
12/31/15	$4,924,549	$4,881,803	$5,077,488
3/31/16	$4,681,839	$4,893,431	$5,062,154
6/30/16	$4,731,085	$4,941,819	$5,099,723
9/30/16	$5,258,715	$5,203,826	$5,369,203
12/31/16	$4,878,821	$5,265,722	$5,243,427
3/31/17	$5,712,477	$5,629,489	$5,719,718
6/30/17	$6,162,722	$5,870,048	$6,046,746
9/30/17	$6,655,177	$6,174,239	$6,395,078
12/31/17	$7,312,956	$6,528,027	$6,816,511
3/31/18	$7,819,481	$6,465,255	$6,862,334
6/30/18	$8,252,138	$6,499,754	$7,017,742
9/30/18	$8,227,515	$6,777,740	$7,337,708
12/31/18	$7,045,623	$5,913,372	$6,262,276
3/31/19	$8,892,329	$6,633,418	$7,168,947
6/30/19	$9,500,863	$6,873,010	$7,520,259
9/30/19	$9,128,004	$6,871,229	$7,540,397
12/31/19	$10,246,580	$7,486,276	$8,311,497
3/31/20	$9,465,687	$5,886,819	$7,005,397
6/30/20	$13,859,089	$7,018,201	$8,766,888
9/30/20	$15,677,655	$7,588,801	$9,818,736
12/31/20	$18,389,674	$8,703,161	$11,103,985
3/31/21	$18,055,509	$9,101,016	$11,135,380
6/30/21	$20,204,723	$9,773,897	$12,246,814
9/30/21	$19,212,778	$9,670,835	$12,158,055
12/31/21	$18,558,516	$10,316,496	$13,003,027
3/31/22	$14,333,956	$9,763,451	$11,739,064
6/30/22	$9,697,845	$8,234,445	$9,373,107
9/30/22	$9,866,582	$7,672,879	$8,817,329
12/31/22	$8,989,154	$8,421,975	$9,283,088
3/31/23	$9,834,350	$9,037,269	$10,562,520
6/30/23	$10,464,665	$9,595,525	$11,533,847
9/30/23	$9,830,768	$9,269,031	$10,969,273
12/31/23	$11,284,791	$10,291,810	$12,366,878
3/31/24	$11,685,901	$11,135,365	$13,542,206
6/30/24	$12,083,429	$11,454,865	$14,382,308
9/30/24	$12,749,557	$12,212,476	$14,967,609
12/31/24	$14,264,463	$12,091,712	$15,362,818

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	26.40%	6.84%	11.05%
MSCI ACWI Index	17.49%	10.06%	9.23%
MSCI ACWI Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 589,488,998
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,802,097
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$589,488,998
# of Issuers	38
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,802,097

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.3%
Consumer Discretionary	20.1%
Industrials	14.3%
Financials	7.4%
Health Care	6.3%
Materials	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Space Exploration Technologies Corp.	10.3%
Shopify Inc.	9.5%
NVIDIA Corporation	8.2%
MercadoLibre, Inc.	6.8%
Cloudflare, Inc.	6.3%
Coupang, Inc.	4.7%
argenx SE	4.7%
Datadog, Inc.	3.9%
Zomato Limited	3.6%
Wix.com Ltd.	3.2%
Total	61.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196927
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Retail
Trading Symbol	BRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI US REIT Index	S&P 500 Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,161	$9,924
6/30/18	$9,975	$10,054	$10,265
9/30/18	$10,006	$10,132	$11,056
12/31/18	$8,867	$9,417	$9,562
3/31/19	$10,451	$10,917	$10,867
6/30/19	$10,694	$11,025	$11,334
9/30/19	$11,408	$11,839	$11,527
12/31/19	$12,118	$11,709	$12,572
3/31/20	$10,195	$8,520	$10,108
6/30/20	$11,937	$9,490	$12,185
9/30/20	$12,941	$9,617	$13,273
12/31/20	$14,787	$10,690	$14,885
3/31/21	$15,892	$11,598	$15,805
6/30/21	$17,217	$12,960	$17,156
9/30/21	$16,927	$13,057	$17,255
12/31/21	$19,087	$15,149	$19,158
3/31/22	$18,530	$14,500	$18,277
6/30/22	$15,115	$12,012	$15,334
9/30/22	$13,541	$10,777	$14,586
12/31/22	$13,818	$11,306	$15,689
3/31/23	$14,456	$11,576	$16,865
6/30/23	$14,925	$11,846	$18,339
9/30/23	$13,962	$10,979	$17,739
12/31/23	$15,917	$12,692	$19,813
3/31/24	$16,223	$12,613	$21,904
6/30/24	$15,909	$12,586	$22,842
9/30/24	$18,480	$14,574	$24,187
12/31/24	$18,648	$13,642	$24,770

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	17.16%	9.00%	9.30%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 183,536,125
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,004,363
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196928
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Institutional
Trading Symbol	BRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI US REIT Index	S&P 500 Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$916,138	$992,409
6/30/18	$998,508	$1,005,376	$1,026,487
9/30/18	$1,002,593	$1,013,204	$1,105,637
12/31/18	$889,736	$941,730	$956,158
3/31/19	$1,049,110	$1,091,679	$1,086,653
6/30/19	$1,073,502	$1,102,511	$1,133,421
9/30/19	$1,142,797	$1,183,854	$1,152,670
12/31/19	$1,214,860	$1,170,867	$1,257,217
3/31/20	$1,023,575	$851,962	$1,010,827
6/30/20	$1,197,739	$948,988	$1,218,484
9/30/20	$1,299,230	$961,698	$1,327,288
12/31/20	$1,485,821	$1,068,989	$1,488,529
3/31/21	$1,598,482	$1,159,811	$1,580,446
6/30/21	$1,733,020	$1,296,029	$1,715,555
9/30/21	$1,705,139	$1,305,721	$1,725,540
12/31/21	$1,925,315	$1,514,874	$1,915,818
3/31/22	$1,869,667	$1,450,035	$1,827,719
6/30/22	$1,525,035	$1,201,166	$1,533,435
9/30/22	$1,367,663	$1,077,740	$1,458,564
12/31/22	$1,396,373	$1,130,548	$1,568,847
3/31/23	$1,462,378	$1,157,564	$1,686,464
6/30/23	$1,510,709	$1,184,594	$1,833,897
9/30/23	$1,413,162	$1,097,895	$1,773,866
12/31/23	$1,612,935	$1,269,216	$1,981,259
3/31/24	$1,644,526	$1,261,332	$2,190,399
6/30/24	$1,613,032	$1,258,600	$2,284,231
9/30/24	$1,875,084	$1,457,357	$2,418,695
12/31/24	$1,892,961	$1,364,235	$2,476,965

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	17.36%	9.28%	9.53%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 183,536,125
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,004,363
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196929
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	R6
Trading Symbol	BRIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate lagged the broader market in 2024. While the economy held steady and inflation stabilized, uninspiring earnings growth and a slow transactions market limited potential upside. Expectations for rate cuts as a catalyst were short lived, and after a strong outperformance ahead of the Federal Reserve’s September rate cut, Real Estate limped into the year-end on a sharp rise in long-term Treasury yields. During a challenging period for REITs, the Fund’s outperformance was driven largely by its exposure to non-REIT real estate companies, with half the gains in this category attributable to Chinese data center company GDS Holdings Limited.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	MSCI US REIT Index	S&P 500 Index
12/29/17	$5,000,000	$5,000,000	$5,000,000
12/31/17	$5,000,000	$5,000,000	$5,000,000
3/31/18	$4,705,000	$4,580,692	$4,962,045
6/30/18	$4,997,538	$5,026,880	$5,132,435
9/30/18	$5,012,835	$5,066,021	$5,528,185
12/31/18	$4,448,569	$4,708,650	$4,780,788
3/31/19	$5,245,419	$5,458,394	$5,433,264
6/30/19	$5,372,526	$5,512,555	$5,667,103
9/30/19	$5,708,651	$5,919,267	$5,763,348
12/31/19	$6,068,938	$5,854,335	$6,286,083
3/31/20	$5,112,523	$4,259,812	$5,054,137
6/30/20	$5,983,322	$4,744,939	$6,092,422
9/30/20	$6,490,762	$4,808,490	$6,636,441
12/31/20	$7,423,695	$5,344,945	$7,442,646
3/31/21	$7,986,989	$5,799,054	$7,902,227
6/30/21	$8,659,665	$6,480,144	$8,577,775
9/30/21	$8,514,971	$6,528,604	$8,627,702
12/31/21	$9,621,126	$7,574,369	$9,579,089
3/31/22	$9,337,551	$7,250,175	$9,138,593
6/30/22	$7,619,763	$6,005,828	$7,667,177
9/30/22	$6,827,557	$5,388,698	$7,292,820
12/31/22	$6,976,529	$5,652,741	$7,844,233
3/31/23	$7,306,561	$5,787,822	$8,432,322
6/30/23	$7,548,221	$5,922,972	$9,169,486
9/30/23	$7,060,478	$5,489,473	$8,869,331
12/31/23	$8,053,838	$6,346,081	$9,906,295
3/31/24	$8,217,349	$6,306,661	$10,951,997
6/30/24	$8,059,895	$6,293,000	$11,421,157
9/30/24	$9,370,224	$7,286,784	$12,093,472
12/31/24	$9,459,632	$6,821,177	$12,384,823

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	17.45%	9.28%	9.52%
MSCI US REIT Index	7.49%	3.10%	4.54%
S&P 500 Index	25.02%	14.53%	13.83%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 183,536,125
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,004,363
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$183,536,125
# of Issuers	25
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$1,004,363

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	75.9%
Financials	10.8%
Information Technology	5.7%
Consumer Discretionary	1.4%
Cash and Cash Equivalents	6.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Equinix, Inc.	10.2%
Welltower Inc.	8.3%
Equity Residential	6.4%
Digital Realty Trust, Inc.	5.9%
Vornado Realty Trust	5.8%
GDS Holdings Limited	5.7%
The Macerich Company	5.4%
Brookfield Corporation	4.5%
Ventas, Inc.	4.4%
Independence Realty Trust, Inc.	4.3%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000200241
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	R6
Trading Symbol	BHCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,169,090	$5,174,774
9/30/18	$5,800,000	$5,872,427	$5,543,420
12/31/18	$4,760,000	$5,242,463	$4,750,593
3/31/19	$5,475,000	$5,697,230	$5,417,737
6/30/19	$5,825,000	$5,778,827	$5,639,598
9/30/19	$5,475,000	$5,570,145	$5,705,158
12/31/19	$6,455,000	$6,401,566	$6,224,177
3/31/20	$5,855,000	$5,576,789	$4,923,344
6/30/20	$7,300,000	$6,517,948	$6,007,836
9/30/20	$8,150,000	$6,940,232	$6,561,009
12/31/20	$9,537,612	$7,639,671	$7,524,271
3/31/21	$9,598,264	$7,803,040	$8,001,830
6/30/21	$10,690,010	$8,439,835	$8,661,164
9/30/21	$10,816,260	$8,454,076	$8,652,355
12/31/21	$11,043,325	$9,060,622	$9,455,082
3/31/22	$9,941,043	$8,647,772	$8,956,000
6/30/22	$8,951,553	$8,005,623	$7,460,244
9/30/22	$8,408,103	$7,627,694	$7,127,174
12/31/22	$9,177,137	$8,508,004	$7,639,051
3/31/23	$8,833,635	$8,229,624	$8,187,558
6/30/23	$9,653,938	$8,512,807	$8,874,232
9/30/23	$9,069,472	$8,182,549	$8,585,480
12/31/23	$9,766,729	$8,751,936	$9,621,907
3/31/24	$10,633,174	$9,497,661	$10,585,959
6/30/24	$10,361,449	$9,400,986	$10,926,402
9/30/24	$10,963,688	$10,034,628	$11,607,023
12/31/24	$9,913,151	$9,056,066	$11,912,669

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	1.50%	8.96%	10.80%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 193,403,516
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,642,141
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000200239
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Retail
Trading Symbol	BHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,338	$10,350
9/30/18	$11,590	$11,745	$11,087
12/31/18	$9,510	$10,485	$9,501
3/31/19	$10,930	$11,395	$10,836
6/30/19	$11,620	$11,558	$11,279
9/30/19	$10,910	$11,140	$11,410
12/31/19	$12,860	$12,803	$12,448
3/31/20	$11,650	$11,154	$9,847
6/30/20	$14,520	$13,036	$12,016
9/30/20	$16,200	$13,881	$13,122
12/31/20	$18,955	$15,279	$15,049
3/31/21	$19,056	$15,606	$16,004
6/30/21	$21,220	$16,880	$17,322
9/30/21	$21,452	$16,908	$17,305
12/31/21	$21,886	$18,121	$18,910
3/31/22	$19,691	$17,296	$17,912
6/30/22	$17,722	$16,011	$14,921
9/30/22	$16,635	$15,255	$14,254
12/31/22	$18,142	$17,016	$15,278
3/31/23	$17,455	$16,459	$16,375
6/30/23	$19,065	$17,026	$17,749
9/30/23	$17,896	$16,365	$17,171
12/31/23	$19,260	$17,504	$19,244
3/31/24	$20,963	$18,995	$21,172
6/30/24	$20,419	$18,802	$21,853
9/30/24	$21,588	$20,069	$23,214
12/31/24	$19,512	$18,112	$23,825

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	1.31%	8.70%	10.53%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 193,403,516
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,642,141
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000200240
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Institutional
Trading Symbol	BHCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Health Care sector lagged the broader market during 2024 as investors favored high-growth technology stocks over more defensive sectors. In November, the Republican elections sweep and nomination of Robert F. Kennedy Jr. to head the Health and Human Services Department also pressured Health Care stocks. The Fund’s underperformance was a result of sub-industry weightings, led by an underweight in the strong performing pharmaceuticals sub-industry and an overweight in the lagging life sciences tools & services sub-industry. Stock selection was a modest contributor to performance overall, with health care equipment stocks adding the most value and biotechnology stocks detracting the most.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	Russell 3000 Health Care Index	Russell 3000 Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,033,818	$1,034,955
9/30/18	$1,160,000	$1,174,485	$1,108,684
12/31/18	$953,000	$1,048,493	$950,119
3/31/19	$1,096,000	$1,139,446	$1,083,547
6/30/19	$1,165,000	$1,155,765	$1,127,920
9/30/19	$1,095,000	$1,114,029	$1,141,032
12/31/19	$1,292,000	$1,280,313	$1,244,835
3/31/20	$1,171,000	$1,115,358	$984,669
6/30/20	$1,460,000	$1,303,590	$1,201,567
9/30/20	$1,630,000	$1,388,046	$1,312,202
12/31/20	$1,908,533	$1,527,934	$1,504,854
3/31/21	$1,919,653	$1,560,608	$1,600,366
6/30/21	$2,139,013	$1,687,967	$1,732,233
9/30/21	$2,164,263	$1,690,815	$1,730,471
12/31/21	$2,208,650	$1,812,124	$1,891,016
3/31/22	$1,989,221	$1,729,555	$1,791,200
6/30/22	$1,790,299	$1,601,125	$1,492,049
9/30/22	$1,682,635	$1,525,539	$1,425,435
12/31/22	$1,835,415	$1,701,601	$1,527,810
3/31/23	$1,767,741	$1,645,925	$1,637,512
6/30/23	$1,930,775	$1,702,561	$1,774,847
9/30/23	$1,813,882	$1,636,510	$1,717,096
12/31/23	$1,953,333	$1,750,387	$1,924,381
3/31/24	$2,127,646	$1,899,532	$2,117,192
6/30/24	$2,073,301	$1,880,197	$2,185,281
9/30/24	$2,193,748	$2,006,926	$2,321,405
12/31/24	$1,983,643	$1,811,213	$2,382,534

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	1.55%	8.95%	10.81%
Russell 3000 Health Care Index	3.48%	7.18%	9.32%
Russell 3000 Index	23.81%	13.86%	13.91%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 193,403,516
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,642,141
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,403,516
# of Issuers	37
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$1,642,141

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	91.1%
Cash and Cash Equivalents	9.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
UnitedHealth Group Incorporated	8.5%
Intuitive Surgical, Inc.	8.2%
Eli Lilly and Company	8.0%
argenx SE	7.5%
Boston Scientific Corporation	7.3%
Thermo Fisher Scientific Inc.	5.4%
Arcellx, Inc.	4.9%
Stryker Corporation	4.1%
Vertex Pharmaceuticals Incorporated	3.7%
Danaher Corporation	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000216733
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Retail
Trading Symbol	BFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$10,000	$10,000	$10,000	$10,000
3/31/20	$8,750	$7,262	$7,864	$8,040
6/30/20	$11,540	$10,018	$9,375	$9,692
9/30/20	$12,930	$11,107	$10,137	$10,557
12/31/20	$14,690	$13,478	$11,626	$11,840
3/31/21	$14,490	$13,852	$12,157	$12,571
6/30/21	$16,910	$14,600	$13,056	$13,646
9/30/21	$17,360	$14,057	$12,918	$13,725
12/31/21	$16,900	$12,977	$13,781	$15,239
3/31/22	$14,080	$11,319	$13,042	$14,538
6/30/22	$10,910	$8,738	$10,999	$12,197
9/30/22	$10,718	$8,286	$10,249	$11,602
12/31/22	$11,246	$8,610	$11,250	$12,479
3/31/23	$11,783	$9,319	$12,072	$13,414
6/30/23	$12,402	$9,858	$12,818	$14,587
9/30/23	$12,543	$9,191	$12,381	$14,110
12/31/23	$14,277	$10,619	$13,748	$15,759
3/31/24	$15,180	$11,001	$14,874	$17,423
6/30/24	$14,825	$10,365	$15,301	$18,169
9/30/24	$16,671	$11,631	$16,313	$19,239
12/31/24	$17,543	$12,124	$16,152	$19,702

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
Retail	22.87%	11.90%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 69,084,597
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 383,938
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000216734
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Institutional
Trading Symbol	BFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/20	$875,000	$726,226	$786,348	$804,020
6/30/20	$1,155,000	$1,001,783	$937,476	$969,192
9/30/20	$1,295,000	$1,110,680	$1,013,695	$1,055,735
12/31/20	$1,472,000	$1,347,786	$1,162,549	$1,183,988
3/31/21	$1,453,000	$1,385,177	$1,215,693	$1,257,099
6/30/21	$1,697,000	$1,459,964	$1,305,575	$1,364,566
9/30/21	$1,742,000	$1,405,711	$1,291,808	$1,372,508
12/31/21	$1,698,000	$1,297,718	$1,378,054	$1,523,856
3/31/22	$1,415,000	$1,131,913	$1,304,180	$1,453,782
6/30/22	$1,098,000	$873,831	$1,099,939	$1,219,707
9/30/22	$1,078,822	$828,558	$1,024,926	$1,160,153
12/31/22	$1,132,560	$860,953	$1,124,989	$1,247,873
3/31/23	$1,187,313	$931,930	$1,207,178	$1,341,427
6/30/23	$1,250,176	$985,823	$1,281,749	$1,458,696
9/30/23	$1,266,399	$919,086	$1,238,136	$1,410,947
12/31/23	$1,441,809	$1,061,924	$1,374,757	$1,575,909
3/31/24	$1,533,063	$1,100,139	$1,487,437	$1,742,261
6/30/24	$1,498,589	$1,036,527	$1,530,115	$1,816,896
9/30/24	$1,686,167	$1,163,129	$1,631,315	$1,923,849
12/31/24	$1,775,392	$1,212,401	$1,615,184	$1,970,197

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
Institutional	23.14%	12.17%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 69,084,597
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 383,938
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000216732
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	R6
Trading Symbol	BFIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fintech stocks lagged the broader market in 2024 as the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities. Stock selection drove all the Fund’s outperformance, led by its holdings in the information services and tech-enabled financials industries, the latter of which also benefited from strong stock selection to make it the top contributor to relative performance during the year. Category weightings had a moderately negative impact, led by the Fund’s overweight in digital IT services and underweight in enterprise software.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/19	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/20	$4,375,000	$3,631,131	$3,931,741	$4,020,100
6/30/20	$5,775,000	$5,008,915	$4,687,378	$4,845,960
9/30/20	$6,475,000	$5,553,400	$5,068,475	$5,278,677
12/31/20	$7,365,000	$6,738,932	$5,812,744	$5,919,939
3/31/21	$7,265,000	$6,925,884	$6,078,466	$6,285,494
6/30/21	$8,485,000	$7,299,820	$6,527,876	$6,822,830
9/30/21	$8,715,000	$7,028,555	$6,459,042	$6,862,542
12/31/21	$8,490,000	$6,488,588	$6,890,272	$7,619,282
3/31/22	$7,075,000	$5,659,565	$6,520,899	$7,268,909
6/30/22	$5,490,000	$4,369,154	$5,499,693	$6,098,533
9/30/22	$5,394,111	$4,142,789	$5,124,630	$5,800,766
12/31/22	$5,662,802	$4,304,766	$5,624,942	$6,239,364
3/31/23	$5,941,633	$4,659,651	$6,035,890	$6,707,135
6/30/23	$6,250,882	$4,929,116	$6,408,744	$7,293,481
9/30/23	$6,331,996	$4,595,430	$6,190,682	$7,054,736
12/31/23	$7,209,046	$5,309,620	$6,873,784	$7,879,545
3/31/24	$7,665,315	$5,500,693	$7,437,186	$8,711,304
6/30/24	$7,498,017	$5,182,632	$7,650,576	$9,084,478
9/30/24	$8,435,902	$5,815,646	$8,156,576	$9,619,243
12/31/24	$8,876,962	$6,062,004	$8,075,919	$9,850,985

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
R6	23.14%	12.17%
FactSet Global FinTech Index	14.17%	3.93%
MSCI ACWI Index	17.49%	10.06%
S&P 500 Index	25.02%	14.53%

Performance Inception Date	Dec. 31, 2019
AssetsNet	$ 69,084,597
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 383,938
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,084,597
# of Issuers	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$383,938

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	71.6%
Information Technology	18.7%
Industrials	4.9%
Consumer Discretionary	3.4%
Real Estate	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Visa, Inc.	4.6%
Mastercard Incorporated	4.6%
S&P Global Inc.	4.5%
Apollo Global Management, Inc.	4.3%
LPL Financial Holdings Inc.	4.1%
Fair Isaac Corporation	3.9%
Fiserv, Inc.	3.9%
KKR & Co. Inc.	3.8%
Intuit Inc.	3.8%
Tradeweb Markets Inc.	3.6%
Total	40.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000227029
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Retail
Trading Symbol	BINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$158	1.45%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161	$9,802
12/31/21	$10,170	$9,725	$9,681	$11,137	$9,681
3/31/22	$8,610	$9,046	$8,907	$10,930	$8,907
6/30/22	$7,920	$8,011	$8,105	$9,439	$8,105
9/30/22	$6,950	$7,084	$6,984	$10,052	$6,984
12/31/22	$7,400	$7,771	$7,776	$10,251	$7,776
3/31/23	$7,610	$8,078	$8,114	$9,600	$8,114
6/30/23	$7,770	$8,151	$8,012	$10,775	$8,012
9/30/23	$7,370	$7,912	$7,744	$11,068	$7,744
12/31/23	$7,810	$8,535	$8,242	$12,384	$8,242
3/31/24	$8,310	$8,737	$8,437	$13,136	$8,437
6/30/24	$9,200	$9,174	$9,045	$14,477	$9,045
9/30/24	$9,772	$9,974	$9,985	$15,532	$9,403
12/31/24	$9,181	$9,175	$9,227	$13,773	$8,339

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	17.55%	(2.46%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Performance Inception Date	Jul. 30, 2021
Performance Table Market Index Changed [Text Block]	The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.
AssetsNet	$ 8,834,623
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000227030
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Institutional
Trading Symbol	BINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,151	$1,116,111	$980,151
12/31/21	$1,017,000	$972,470	$968,072	$1,113,713	$968,072
3/31/22	$862,000	$904,641	$890,688	$1,093,024	$890,688
6/30/22	$794,000	$801,061	$810,486	$943,874	$810,486
9/30/22	$697,000	$708,359	$698,364	$1,005,189	$698,364
12/31/22	$743,000	$777,088	$777,637	$1,025,130	$777,637
3/31/23	$764,000	$807,828	$811,394	$960,028	$811,394
6/30/23	$780,000	$815,075	$801,165	$1,077,475	$801,165
9/30/23	$741,000	$791,232	$774,378	$1,106,755	$774,378
12/31/23	$786,000	$853,461	$824,153	$1,238,411	$824,153
3/31/24	$836,000	$873,673	$843,736	$1,313,579	$843,736
6/30/24	$926,000	$917,349	$904,471	$1,447,657	$904,471
9/30/24	$984,645	$997,365	$998,526	$1,553,148	$940,329
12/31/24	$925,486	$917,505	$922,710	$1,377,300	$833,865

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	17.75%	(2.24%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Performance Inception Date	Jul. 30, 2021
Performance Table Market Index Changed [Text Block]	The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.
AssetsNet	$ 8,834,623
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000227028
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	R6
Trading Symbol	BINUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Baron India Fund was converted from Baron New Asia Fund effective September 1, 2024, with the mandate of investing primarily in companies located in India. The conversion necessitated a linked benchmark to allow the predecessor track record to attach to the new Fund. Outperformance of Baron India Fund during the year was driven entirely by stock selection, led by investments in Consumer Discretionary, Industrials, and Communication Services. From a country perspective, India-based holdings contributed the most to performance due to a combination of stock selection and an overweight in this top-performing country.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan Index	MSCI India Index	MSCI AC Asia ex Japan/India Linked Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,757	$5,580,554	$4,900,757
12/31/21	$5,085,000	$4,862,350	$4,840,361	$5,568,563	$4,840,361
3/31/22	$4,315,000	$4,523,204	$4,453,442	$5,465,117	$4,453,442
6/30/22	$3,975,000	$4,005,307	$4,052,428	$4,719,371	$4,052,428
9/30/22	$3,490,000	$3,541,795	$3,491,818	$5,025,946	$3,491,818
12/31/22	$3,715,000	$3,885,438	$3,888,184	$5,125,650	$3,888,184
3/31/23	$3,825,000	$4,039,141	$4,056,971	$4,800,140	$4,056,971
6/30/23	$3,905,000	$4,075,374	$4,005,826	$5,387,372	$4,005,826
9/30/23	$3,710,000	$3,956,159	$3,871,891	$5,533,774	$3,871,891
12/31/23	$3,930,000	$4,267,303	$4,120,765	$6,192,057	$4,120,765
3/31/24	$4,185,000	$4,368,367	$4,218,678	$6,567,894	$4,218,678
6/30/24	$4,635,000	$4,586,747	$4,522,355	$7,238,285	$4,522,355
9/30/24	$4,928,225	$4,986,824	$4,992,630	$7,765,742	$4,701,644
12/31/24	$4,632,431	$4,587,527	$4,613,548	$6,886,502	$4,169,323

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	17.87%	(2.20%)
MSCI AC Asia ex Japan/India Linked Index	1.18%	(5.18%)
MSCI AC Asia ex Japan Index	11.96%	(2.33%)
MSCI India Index	11.22%	9.82%
MSCI Emerging Markets Index	7.50%	(2.49%)

Performance Inception Date	Jul. 30, 2021
Performance Table Market Index Changed [Text Block]	The MSCI India Index replaced the MSCI AC Asia ex Japan Index as the Fund’s primary index in connection with the Fund’s investment strategy change.
AssetsNet	$ 8,834,623
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,834,623
# of Issuers	43
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	25.3%
Consumer Discretionary	15.9%
Communication Services	13.1%
Industrials	11.8%
Information Technology	9.8%
Health Care	8.0%
Energy	4.3%
Consumer Staples	2.7%
Materials	2.6%
Utilities	2.3%
Real Estate	1.0%
Cash and Cash Equivalents	3.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Bharti Airtel Limited	8.6%
Trent Limited	6.9%
ICICI Bank Limited	6.4%
Bajaj Finance Limited	4.7%
HDFC Bank Limited	4.7%
Zomato Limited	4.6%
Reliance Industries Limited	4.3%
Tata Consultancy Services Limited	4.1%
Max Healthcare Institute Limited	4.0%
Aster DM Healthcare Limited	4.0%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective September 1, 2024, the Fund changed its name from Baron New Asia Fund to Baron India Fund.

The Fund has changed its investment strategy from investing 80% of its net assets in the common stock of companies located in Asia to investing 80% of its net assets in the common stock of companies located in India.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000233227
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Retail
Trading Symbol	BTEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.20%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$10,000	$10,000	$10,000	$10,000
3/31/22	$8,360	$8,973	$9,464	$9,540
6/30/22	$6,190	$7,027	$7,982	$8,004
9/30/22	$5,900	$6,517	$7,438	$7,613
12/31/22	$5,560	$6,893	$8,164	$8,189
3/31/23	$6,790	$8,301	$8,760	$8,803
6/30/23	$7,920	$9,436	$9,301	$9,572
9/30/23	$7,600	$8,855	$8,985	$9,259
12/31/23	$9,030	$10,410	$9,976	$10,342
3/31/24	$10,370	$11,665	$10,794	$11,433
6/30/24	$11,090	$12,991	$11,103	$11,923
9/30/24	$11,510	$13,137	$11,838	$12,625
12/31/24	$13,320	$13,698	$11,721	$12,929

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	47.51%	10.02%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 55,984,292
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 112,519
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000233228
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Institutional
Trading Symbol	BTECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	0.95%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/22	$836,000	$897,245	$946,392	$954,015
6/30/22	$619,000	$702,743	$798,182	$800,408
9/30/22	$591,000	$651,674	$743,749	$761,327
12/31/22	$557,000	$689,275	$816,360	$818,891
3/31/23	$682,000	$830,077	$876,002	$880,284
6/30/23	$796,000	$943,614	$930,115	$957,240
9/30/23	$765,000	$885,505	$898,467	$925,906
12/31/23	$910,000	$1,040,975	$997,607	$1,034,159
3/31/24	$1,044,000	$1,166,448	$1,079,375	$1,143,324
6/30/24	$1,118,000	$1,299,143	$1,110,345	$1,192,301
9/30/24	$1,161,000	$1,313,649	$1,183,781	$1,262,487
12/31/24	$1,345,000	$1,369,828	$1,172,076	$1,292,902

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	47.80%	10.37%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 55,984,292
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 112,519
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000233226
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	R6
Trading Symbol	BTEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	0.95%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Technology outperformed the broader market in 2024, propelled by continued investor enthusiasm for the Magnificent Seven and other technology stocks viewed as potential beneficiaries of advances in AI. About two-thirds of outperformance was driven by category allocations, led by interactive media & services, a category outside the benchmark that contributed largely on a 376% increase in Reddit, Inc. following its March IPO. Real estate management & development, another category outside the benchmark, was the top detracting category. Stock selection accounted for about one-third of outperformance, led by investments in semiconductors & semiconductor equipment.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.
Line Graph [Table Text Block]
	R6	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
12/31/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/22	$4,180,000	$4,486,225	$4,731,961	$4,770,075
6/30/22	$3,095,000	$3,513,714	$3,990,912	$4,002,039
9/30/22	$2,955,000	$3,258,369	$3,718,743	$3,806,636
12/31/22	$2,785,000	$3,446,376	$4,081,800	$4,094,457
3/31/23	$3,405,000	$4,150,382	$4,380,009	$4,401,422
6/30/23	$3,975,000	$4,718,072	$4,650,574	$4,786,200
9/30/23	$3,815,000	$4,427,523	$4,492,335	$4,629,528
12/31/23	$4,540,000	$5,204,873	$4,988,036	$5,170,792
3/31/24	$5,210,000	$5,832,238	$5,396,874	$5,716,617
6/30/24	$5,580,000	$6,495,713	$5,551,723	$5,961,505
9/30/24	$5,795,000	$6,568,244	$5,918,907	$6,312,434
12/31/24	$6,710,000	$6,849,142	$5,860,378	$6,464,510

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
R6	47.80%	10.29%
MSCI ACWI Information Technology Index	31.59%	11.06%
MSCI ACWI Index	17.49%	5.44%
S&P 500 Index	25.02%	8.94%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 55,984,292
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 112,519
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$55,984,292
# of Issuers	42
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$112,519

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	63.7%
Consumer Discretionary	19.0%
Communication Services	9.1%
Industrials	2.1%
Real Estate	1.6%
Financials	1.0%
Consumer Staples	1.0%
Cash and Cash Equivalents	2.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (12/31/24)*
Amazon.com, Inc.	9.7%
NVIDIA Corporation	8.3%
Microsoft Corporation	7.5%
Apple Inc.	6.9%
Broadcom Inc.	6.1%
Spotify Technology S.A.	5.5%
Taiwan Semiconductor Manufacturing Company Limited	4.1%
Tesla, Inc.	3.5%
Arista Networks, Inc.	3.0%
Duolingo, Inc.	2.7%
Total	57.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196932
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Retail
Trading Symbol	BWBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,904
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,180	$11,056	$10,383
12/31/18	$9,342	$9,562	$9,058
3/31/19	$11,105	$10,867	$10,161
6/30/19	$11,745	$11,334	$10,529
9/30/19	$11,490	$11,527	$10,526
12/31/19	$12,728	$12,572	$11,468
3/31/20	$10,376	$10,108	$9,018
6/30/20	$14,039	$12,185	$10,751
9/30/20	$16,811	$13,273	$11,625
12/31/20	$20,676	$14,885	$13,332
3/31/21	$20,919	$15,805	$13,941
6/30/21	$22,589	$17,156	$14,972
9/30/21	$22,705	$17,255	$14,814
12/31/21	$24,072	$19,158	$15,803
3/31/22	$20,834	$18,277	$14,956
6/30/22	$16,190	$15,334	$12,614
9/30/22	$16,015	$14,586	$11,754
12/31/22	$16,188	$15,689	$12,901
3/31/23	$17,860	$16,865	$13,844
6/30/23	$19,163	$18,339	$14,699
9/30/23	$18,218	$17,739	$14,199
12/31/23	$20,293	$19,813	$15,766
3/31/24	$21,273	$21,904	$17,058
6/30/24	$20,697	$22,842	$17,547
9/30/24	$22,795	$24,187	$18,708
12/31/24	$24,040	$24,770	$18,523

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	18.47%	13.56%	13.35%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 572,477,914
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000198571
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	TA Shares
Trading Symbol	BWBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
3/31/18	$10,240	$9,924	$9,904
6/30/18	$10,740	$10,265	$9,957
9/30/18	$11,200	$11,056	$10,383
12/31/18	$9,362	$9,562	$9,058
3/31/19	$11,135	$10,867	$10,161
6/30/19	$11,776	$11,334	$10,529
9/30/19	$11,530	$11,527	$10,526
12/31/19	$12,778	$12,572	$11,468
3/31/20	$10,427	$10,108	$9,018
6/30/20	$14,121	$12,185	$10,751
9/30/20	$16,913	$13,273	$11,625
12/31/20	$20,809	$14,885	$13,332
3/31/21	$21,062	$15,805	$13,941
6/30/21	$22,763	$17,156	$14,972
9/30/21	$22,890	$17,255	$14,814
12/31/21	$24,284	$19,158	$15,803
3/31/22	$21,036	$18,277	$14,956
6/30/22	$16,349	$15,334	$12,614
9/30/22	$16,186	$14,586	$11,754
12/31/22	$16,371	$15,689	$12,901
3/31/23	$18,064	$16,865	$13,844
6/30/23	$19,401	$18,339	$14,699
9/30/23	$18,462	$17,739	$14,199
12/31/23	$20,571	$19,813	$15,766
3/31/24	$21,574	$21,904	$17,058
6/30/24	$21,009	$22,842	$17,547
9/30/24	$23,147	$24,187	$18,708
12/31/24	$24,426	$24,770	$18,523

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	18.74%	13.84%	13.61%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 572,477,914
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]
C000196933
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Institutional
Trading Symbol	BWBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. equities market notched another strong year, propelled by declining interest rates, slowing inflation, and robust corporate earnings growth. While the Magnificent Seven continued to dominate returns on the back of investor enthusiasm for AI-related opportunities, market breadth broadened somewhat from 2023. Lagging performance was led by allocations to the underperforming Baron Growth, Baron Asset, and Baron Small Cap Funds. On the positive side, allocations to six outperforming Baron Funds, led by Partners, Opportunity, and Fifth Avenue Growth, added to performance, although this was not enough to overcome negative results elsewhere.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$990,384
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,119,000	$1,105,637	$1,038,253
12/31/18	$936,233	$956,158	$905,844
3/31/19	$1,112,465	$1,086,653	$1,016,144
6/30/19	$1,177,551	$1,133,421	$1,052,846
9/30/19	$1,152,993	$1,152,670	$1,052,574
12/31/19	$1,277,865	$1,257,217	$1,146,790
3/31/20	$1,041,648	$1,010,827	$901,776
6/30/20	$1,411,063	$1,218,484	$1,075,088
9/30/20	$1,690,310	$1,327,288	$1,162,495
12/31/20	$2,080,960	$1,488,529	$1,333,199
3/31/21	$2,107,368	$1,580,446	$1,394,145
6/30/21	$2,276,380	$1,715,555	$1,497,221
9/30/21	$2,289,056	$1,725,540	$1,481,433
12/31/21	$2,428,424	$1,915,818	$1,580,339
3/31/22	$2,103,667	$1,827,719	$1,495,621
6/30/22	$1,636,062	$1,533,435	$1,261,399
9/30/22	$1,618,614	$1,458,564	$1,175,375
12/31/22	$1,637,047	$1,568,847	$1,290,126
3/31/23	$1,807,549	$1,686,464	$1,384,380
6/30/23	$1,941,185	$1,833,897	$1,469,897
9/30/23	$1,847,333	$1,773,866	$1,419,882
12/31/23	$2,058,227	$1,981,259	$1,576,558
3/31/24	$2,158,488	$2,190,399	$1,705,778
6/30/24	$2,102,019	$2,284,231	$1,754,721
9/30/24	$2,315,798	$2,418,695	$1,870,776
12/31/24	$2,443,749	$2,476,965	$1,852,277

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	18.73%	13.85%	13.62%
S&P 500 Index	25.02%	14.53%	13.83%
MSCI ACWI Index	17.49%	10.06%	9.21%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 572,477,914
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$572,477,914
# of Issuers	16
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$-

Holdings [Text Block]

Country Exposures

(as a % of net assets)

Value	Value
United States	87.0%
Canada	1.9%
Netherlands	1.3%
India	1.3%
China	0.9%
Sweden	0.9%
Taiwan	0.9%
Korea, Republic of	0.8%
Israel	0.7%
Other	4.1%

Largest Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Consumer Discretionary	22.6%
Information Technology	21.0%
Financials	19.3%
Industrials	13.1%
Health Care	9.3%
Real Estate	8.3%
Communication Services	4.7%
Materials	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Statement [Text Block]